SHAREHOLDERS' EQUITY (Schedule of Options Outstanding) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Shares upon exercise of options outstanding as of December 31, 2018	1,736,143	2,189,297	1,959,014	2,811,966
Weighted average remaining contractual life	4 years 1 month 24 days
Shares upon exercise of options exercisable as of December 31, 2018	1,281,665	1,274,649	1,072,658
$23.31-27.58 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 23.31
Exercise Prices, maximum	$ 27.58
Shares upon exercise of options outstanding as of December 31, 2018	73,000
Weighted average remaining contractual life	3 years 6 months
Shares upon exercise of options exercisable as of December 31, 2018	73,000
$15.43-17.07 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 15.43
Exercise Prices, maximum	$ 17.07
Shares upon exercise of options outstanding as of December 31, 2018	54,936
Weighted average remaining contractual life	2 years 11 months 15 days
Shares upon exercise of options exercisable as of December 31, 2018	54,936
$10.16-14.68 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 10.16
Exercise Prices, maximum	$ 14.68
Shares upon exercise of options outstanding as of December 31, 2018	179,250
Weighted average remaining contractual life	4 years 8 months 19 days
Shares upon exercise of options exercisable as of December 31, 2018	179,250
$5.01-9.13 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 5.01
Exercise Prices, maximum	$ 9.13
Shares upon exercise of options outstanding as of December 31, 2018	605,416
Weighted average remaining contractual life	3 years 9 months 22 days
Shares upon exercise of options exercisable as of December 31, 2018	477,222
$0.1-4.95 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 0.1
Exercise Prices, maximum	$ 4.95
Shares upon exercise of options outstanding as of December 31, 2018	823,541
Weighted average remaining contractual life	4 years 5 months 1 day
Shares upon exercise of options exercisable as of December 31, 2018	497,257